LEASES - Summary of operating lease right-of-use assets and liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Assets [Abstract]
Less: accumulated amortization	$ (244,879)	$ (179,611)
Foreign exchange effects	37,829	19,695
Operating lease assets, net	272,694	319,828
Total operating lease liabilities - initial measurement	479,744	479,744
Accrued interest	39,674	31,394
Accumulated payment to liabilities	(284,553)	(263,755)
Foreign exchange effects	37,829	16,232
Total operating lease liabilities	272,694	263,615
Less: operating lease liabilities, current	156,676	102,056
Long-term Operating Lease Liabilities	116,018	161,559
Main Offices
Operating Lease Assets [Abstract]
Main offices operating lease assets - initial measurement	$ 479,744	$ 479,744